GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Shares Dividend Rate Value
aa
Investment Company – 84.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
144,347,979 3.553% $ 144,347,979
(Cost $144,347,979)
TOTAL INVESTMENTS – 105.4%
(Cost $170,890,918)
$ 179,191,503
LIABILITIES IN EXCESS OF OTHER ASSETS
– (5.4)%
(9,133,654)
NET ASSETS – 100.0%
$ 170,057,849
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.
FUTURES CONTRACTS
— At March 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
100 oz Gold 5 06/26/26 $ 2,356,650 $ (23,774)
Brent Crude Oil 12 04/30/26 1,251,720 227,311
CAC 40 10 Euro Index 3 04/17/26 271,336 (4,213)
CBOE Volatality Index 116 04/15/26 2,902,598 (124,519)
E-Mini Dow 12 06/18/26 2,794,920 (25,938)
EURO STOXX 50 Index 55 06/19/26 3,493,270 (108,507)
Feeder Cattle 4 05/21/26 732,850 29,177
FTSE 100 Index 19 06/19/26 2,564,886 (12,285)
FTSE China A50 Index 101 04/29/26 1,468,136 22,094
FTSE Taiwan Index Equity Index 10 04/29/26 1,033,200 (30,274)
FTSE/JSE Top 40 Index 13 06/18/26 821,167 (9,483)
FTSE/MIB Index 4 06/19/26 1,007,347 1,359
Hang Seng Index 6 04/29/26 947,113 (160)
Hard Red Winter Wheat 7 05/14/26 223,125 6,627
IBEX 35 Index 8 04/17/26 1,568,860 (3,695)
KOSPI 200 Index 10 06/11/26 1,222,946 (118,375)
Lean Hogs 4 06/12/26 167,760 (8,682)
Live Cattle 11 06/30/26 1,070,520 43,121
LME Copper Base Metal 13 05/18/26 4,001,251 (134,236)
LME Copper Base Metal 11 04/13/26 3,377,875 (175,404)
LME Lead Base Metal 27 04/13/26 1,266,199 (31,478)
LME Nickel Base Metal 6 04/13/26 610,136 (4,107)
LME Nickel Base Metal 5 05/18/26 510,809 (7,160)
LME Primary Aluminium 17 05/18/26 1,489,217 59,053
LME Primary Aluminium 19 04/13/26 1,672,670 217,936
LME Zinc Base Metal 11 05/18/26 891,258 (1,433)
LME Zinc Base Metal 11 04/13/26 887,741 (23,413)
Low Sulphur Gasoil 4 05/12/26 485,300 102,565
Mini VSTOXX®Index 590 04/15/26 1,929,924 150,267
MSCI EAFE E-Mini Index 189 06/19/26 13,745,970 (389,757)
NASDAQ 100 E-Mini Index 5 06/18/26 2,391,500 (85,703)
Natural Gas 6 04/28/26 173,520 (14,888)
Nikkei 225 Index 8 06/12/26 2,578,873 (47,678)
NY Harbor USLD 3 04/30/26 517,595 98,910
OMXS30 Index 62 04/17/26 1,912,398 (43,241)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
FUTURES CONTRACTS
(continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts: (continued)
Palladium 2 06/26/26 $ 298,400 $ (42,252)
Platinum 4 07/29/26 393,520 (34,131)
RBOB Gasoline 11 04/30/26 1,480,156 248,438
Russell 2000 E-Mini Index 60 06/18/26 7,536,600 64,160
S&P 400 E-Mini MidCap Index 9 06/18/26 3,056,850 22,122
S&P 500 E-Mini Index 30 06/18/26 9,856,125 (152,917)
S&P/TSX 60 Index 16 06/18/26 4,388,585 39,820
SET50 Index 246 06/29/26 1,434,229 46,782
Silver 2 05/27/26 755,400 (9,081)
Soybean 63 05/14/26 3,692,587 2,167
Soybean Meal 6 05/14/26 189,840 1,240
Soybean Oil 23 05/14/26 951,786 115,966
SPI 200 Index 3 06/19/26 440,516 (9,366)
TOPIX Index 10 06/11/26 2,207,870 (35,189)
TurkDEX ISE 30 127 04/30/26 422,890 (41,540)
Wheat 5 05/14/26 154,562 6,508
WTI Crude Oil 15 04/21/26 1,531,200 182,876
Total
$ (64,380)
Short position contracts:
Australian 10 year Bond (233) 06/15/26 (17,348,581) 123,050
Cocoa (11) 05/13/26 (359,810) 59,525
Coffee "C" (2) 05/18/26 (223,388) (4,563)
Corn (15) 05/14/26 (343,875) (278)
Cotton No. 2 (18) 05/06/26 (630,000) (50,802)
Euro-BTP (21) 06/08/26 (2,846,722) (40,878)
Euro-OAT (15) 06/08/26 (2,065,101) (9,294)
HSCEI (4) 04/29/26 (213,156) 605
LME Copper Base Metal (3) 05/18/26 (923,365) 5,461
LME Copper Base Metal (11) 04/13/26 (3,377,874) 141,172
LME Lead Base Metal (27) 05/18/26 (1,272,037) 31,523
LME Lead Base Metal (27) 04/13/26 (1,266,199) 50,300
LME Nickel Base Metal (6) 04/13/26 (610,136) 8,244
LME Nickel Base Metal (1) 05/18/26 (102,162) 674
LME Primary Aluminium (3) 05/18/26 (262,803) (10,852)
LME Primary Aluminium (19) 04/13/26 (1,672,670) (82,179)
LME Zinc Base Metal (4) 05/18/26 (324,094) (4,109)
LME Zinc Base Metal (11) 04/13/26 (887,741) 330
MSCI EAFE E-Mini Index (79) 06/19/26 (11,459,345) (43,652)
S&P 500 E-Mini Index (21) 06/18/26 (6,899,288) (108,191)
Sugar No. 11 (22) 04/30/26 (382,413) (42,766)
Total
$ 23,320
Total Futures Contracts
$ (41,060)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At March 31, 2026, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
BRL 14,660,000 USD 2,797,702 4/2/2026 $ 32,495
BRL 12,540,000 USD 2,364,056 5/5/2026 41,022
AUD 60,000 USD 41,064 6/17/2026 286
COP 9,438,000,000 USD 2,451,141 6/17/2026 72,543
HUF 60,000,000 USD 174,380 6/17/2026 5,099
IDR 180,000,000 USD 10,573 6/17/2026 6
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
(continued)
PLN 60,000 USD 16,145 6/17/2026 $ 14
USD 2,149,798 AUD 3,052,000 6/17/2026 46,446
USD 10,620,526 CAD 14,465,000 6/17/2026 187,420
USD 1,755,109 CHF 1,355,000 6/17/2026 46,195
USD 1,035,167 CLP 940,000,000 6/17/2026 19,650
USD 1,674,055 CZK 35,200,000 6/17/2026 14,909
USD 3,256,893 EUR 2,793,000 6/17/2026 17,246
USD 7,762,720 GBP 5,817,000 6/17/2026 65,110
USD 823,252 HUF 274,078,000 6/17/2026 3,396
USD 3,841,748 IDR 64,980,000,000 6/17/2026 22,484
USD 3,878,494 INR 359,000,000 6/17/2026 95,880
USD 17,634,296 JPY 2,750,949,000 6/17/2026 188,474
USD 3,207,041 KRW 4,700,000,000 6/17/2026 75,787
USD 952,362 MXN 17,000,000 6/17/2026 10,176
USD 632,897 NOK 6,100,000 6/17/2026 3,329
USD 5,809,207 NZD 9,920,000 6/17/2026 93,253
USD 994,094 PLN 3,660,000 6/17/2026 8,428
USD 5,256,842 SEK 48,993,000 6/17/2026 61,426
USD 1,718,091 ZAR 28,570,000 6/17/2026 39,495
TOTAL
$ 1,150,569
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
BRL 80,000 USD 15,459 4/2/2026 (15)
USD 2,797,516 BRL 14,740,000 4/2/2026 (48,126)
AUD 20,500,000 USD 14,460,916 6/17/2026 (332,892)
CAD 14,489,000 USD 10,679,877 6/17/2026 (229,461)
CLP 2,490,000,000 USD 2,819,262 6/17/2026 (129,220)
COP 88,000,000 USD 23,558 6/17/2026 (28)
CZK 64,544,000 USD 3,082,630 6/17/2026 (40,363)
EUR 12,950,000 USD 15,141,494 6/17/2026 (120,572)
GBP 14,365,750 USD 19,202,104 6/17/2026 (191,974)
HUF 892,000,000 USD 2,681,581 6/17/2026 (13,318)
IDR 3,600,000,000 USD 212,032 6/17/2026 (439)
INR 14,000,000 USD 149,306 6/17/2026 (1,793)
JPY 282,276,000 USD 1,801,367 6/17/2026 (11,245)
KRW 740,000,000 USD 502,234 6/17/2026 (9,229)
MXN 67,391,000 USD 3,798,143 6/17/2026 (63,146)
NOK 98,400,000 USD 10,200,212 6/17/2026 (44,550)
NZD 9,920,000 USD 5,898,244 6/17/2026 (182,289)
PLN 10,159,000 USD 2,767,244 6/17/2026 (31,344)
SEK 88,604,400 USD 9,700,534 6/17/2026 (304,565)
USD 463,267 CLP 430,000,000 6/17/2026 (1,278)
USD 333,308 COP 1,276,000,000 6/17/2026 (7,890)
USD 299,902 CZK 6,400,000 6/17/2026 (1,761)
USD 9,825,312 EUR 8,500,000 6/17/2026 (33,979)
USD 1,616,402 HUF 548,000,000 6/17/2026 (22,844)
USD 73,945 IDR 1,260,000,000 6/17/2026 (113)
USD 21,030 INR 2,000,000 6/17/2026 (43)
USD 1,831,215 JPY 290,000,000 6/17/2026 (7,893)
USD 13,248 KRW 20,000,000 6/17/2026 (76)
USD 246,811 MXN 4,500,000 6/17/2026 (2,591)
USD 420,691 NOK 4,100,000 6/17/2026 (2,462)
USD 1,034,356 NZD 1,800,000 6/17/2026 (2,813)
USD 902,399 PLN 3,360,000 6/17/2026 (2,474)
USD 186,445 ZAR 3,220,000 6/17/2026 (2,743)
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
**End swaps header**
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
(continued)
ZAR 49,700,000 USD 3,012,303 6/17/2026 $ (92,240)
TOTAL
$ (1,935,769)
SWAP CONTRACTS
— At March 31, 2026, the Fund had the following swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
3 Month BBSW
(b)
4.750% 6/17/2027 AUD 162,260 $ (56,121) $ (197,297) $ 141,176
CORRA
(c)
2.750 6/17/2027 CAD 28,000 (14,075) – (14,075)
1 Day SOFR
(c)
0.250 6/17/2027 CHF 44,700 (58,469) (15,015) (43,454)
1 Day ESTRON
(c)
2.250 6/17/2027 EUR 164,410 665,801 – 665,801
1 Day SONIO
(c)
4.000 6/17/2027 GBP 31,660 113,270 – 113,270
12 Month BOJDTR
(c)
1.250 6/17/2027 JPY 90,852,560 (191,832) (519,468) 327,636
3 Month STIBOR
(c)
2.250 6/17/2027 SEK 218,690 86,031 – 86,031
1 Day SOFR
(c)
3.500 6/17/2027 USD 534,650 974,881 – 974,881
1 Day ESTRON
(c)
2.500 6/17/2028 EUR 49,810 125,100 (73,341) 198,441
1 Day SONIO
(c)
4.000 6/17/2028 GBP 23,630 133,989 – 133,989
1.500%
(c)
12 Month BOJDTR 6/17/2028 JPY 20,131,870 84,914 330,982 (246,068)
1 Day SOFR
(c)
3.500 6/17/2028 USD 70,270 121,897 (33,062) 154,959
6 Month PRIBOR
(c)
4.500 9/16/2031 CZK 260,000 (15,718) (20,749) 5,031
6 Month BUBOR
(c)
7.000 9/16/2031 HUF 1,855,290 44,857 (66,633) 111,490
6 Month WIBOR
(c)
4.500 9/16/2031 PLN 23,780 47,855 – 47,855
7.500
(b)
3 Month JIBAR 9/16/2031 ZAR 26,080 (21,447) 5,633 (27,080)
1 Month MXIBTIEF
(d)
8.000 9/17/2031 MXN 75,000 54,105 – 54,105
CORRA
(e)
3.250 6/17/2036 CAD 1,590 (729) (2,237) 1,508
2.750
(c)
1 Day ESTRON 6/17/2036 EUR 6,200 (76,584) – (76,584)
4.500
(c)
1 Day SONIO 6/17/2036 GBP 3,590 29,938 14,924 15,014
12 Month BOJDTR
(c)
2.000 6/17/2036 JPY 9,553,490 1,099,682 – 1,099,682
3 Month STIBOR
(c)
3.000 6/17/2036 SEK 16,000 13,010 – 13,010
3.750
(c)
1 Day SOFR 6/17/2036 USD 25,110 (269,890) – (269,890)
1 Day ESTRON
(c)
3.000 6/17/2056 EUR 1,930 (1,851) (4,794) 2,943
3.000
(c)
12 Month BOJDTR 6/17/2056 JPY 517,420 (25,664) 7,648 (33,312)
1 Day SOFR
(c)
4.000 6/17/2056 USD 6,980 163,657 – 163,657
TOTAL $ 3,026,607 $ (573,409) $ 3,600,016
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to
March 31, 2026.
(b)
Payments made quarterly.
(c)
Payments made annually.
(d)
Payments made monthly.
(e)
Payments made semi-annually.
Investment Abbreviations:
BBSW — Bank Bill Swap Rate
BOJDTR — Bank of Japan Target Rate
BUBORON — Budapest Interbank Offered Rate
CORRA — Canadian Overnight Repo Rate Average
ESTRON — Euro Short-Term Rate
JIBAR — Johannesburg Interbank Agreed Rate
MXIBTIEF — Mexican MXN/F-TIIE Overnight Index Swap
Investment Abbreviations: (continued)
PRIBOR — Prague Interbank Offered Rate
SOFR — Secured Overnight Financing Rate
SONIO — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate
WIBOR — Warsaw Interbank Offered Rate
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand
ADDITIONAL INVESTMENT INFORMATION ( continued )
**End swaps header** (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified, and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
A forward foreign currency exchange contract is a contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy— The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of March 31, 2026:
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Fund’s risks include, but are not limited to, the following:
Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the
Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiary’s, and therefore the Fund’s, share value to fluctuate.
Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Managed Futures Strategy Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Investment Companies $ 144,347,979 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
(a)
Forward Foreign Currency Exchange Contracts $ — $ 1,150,569 $ —
Futures Contracts 2,109,383 — —
Interest Rate Swap Contracts — 4,310,479 —
Total
$ 2,109,383 $ 5,461,048 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(a)
$ — $ (1,935,769) $ —
Futures Contracts
(a)
(2,150,443) — —
Interest Rate Swap Contracts
(a)
— (710,463) —
Total
$ (2,150,443) $ (2,646,232) $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial reporting and disclosure standards, and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in the general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund’s. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Subsidiary Risk — The Subsidiary is not registered under the Act and is not subject to all the investor protections of the Investment
Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the
Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.
Tax Risk — The Fund seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary. The tax treatment of the Fund’s investments in the Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)